UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Severn River Capital Management, LLC
Address: 26 Strawberry Hill Ave, PH-D

         Stamford, CT  06902

13F File Number:  28-11087

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christine Glick
Title:     Chief Financial Officer
Phone:     203-971-3600

Signature, Place, and Date of Signing:

     Christine Glick     Stamford, CT     February 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     15

Form13F Information Table Value Total:     $78,079 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE COMPUTER INC             COM              037833100     9741   114822 SH       SOLE                   114822        0        0
BLOCKBUSTER INC                CL A             093679108    10527  1990000 SH       SOLE                  1990000        0        0
COMCAST CORP NEW               CL A             20030N101     5331   125930 SH       SOLE                   125930        0        0
DORAL FINL CORP                COM              25811P100     2343   816318 SH       SOLE                   816318        0        0
EBAY INC                       COM              278642103     4790   159280 SH       SOLE                   159280        0        0
GENCORP INC                    COM              368682100     6417   457700 SH       SOLE                   457700        0        0
INTERNATIONAL COAL GRP INC N   COM              45928H106     1199   220000 SH       SOLE                   220000        0        0
NOVATEL INC                    COM              669954109     1412    35398 SH       SOLE                    35398        0        0
QUILMES INDL QUINSA SOCIETE    SP ADR CL B      74838Y207     2559    38800 SH       SOLE                    38800        0        0
R & G FINANCIAL CORP           CL B             749136107     2485   324817 SH       SOLE                   324817        0        0
RTI INTL METALS INC            COM              74973W107     2440    31190 SH       SOLE                    31190        0        0
SIRF TECHNOLOGY HLDGS INC      COM              82967H101     8340   326800 SH       SOLE                   326800        0        0
SPRINT NEXTEL CORP             COM FON          852061100     6098   322800 SH       SOLE                   322800        0        0
TAL INTL GROUP INC             COM              874083108     6563   245916 SH       SOLE                   245916        0        0
WALGREEN CO                    COM              931422109     7834   170717 SH       SOLE                   170717        0        0